STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Statements Of Comprehensive Loss Additional Information [Abstract]
Other income	$ (524)	$ 0	$ 3,500
Other expenses due to impairment of fixed assets	$ 524